[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

November 9, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust V
Filing of Initial Registration Statement

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust V (the “Registrant”), we are transmitting the following documents for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940:

1. the Registrant’s notification of registration on Form N-8A; and

2. the Registrant’s initial registration statement on Form N-1A and the exhibits being filed.

Before the registration statement becomes effective under the Securities Act of 1933, the Registrant will file all remaining exhibits.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures

cc:	Jessica Droeger Eric F. Fess